Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 153	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☒	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BRC Funds

BRC Large Cap Focus Equity Fund

Institutional Class Shares—BRCIX

Advisor Class Shares—BRCFX

BRC Mid Cap Diversified Equity Fund

Institutional Class Shares—XXXXX

Advisor Class Shares—XXXXX

PROSPECTUS

June             , 2014

BRC Investment Management LLC

8400 East Prentice Avenue, Suite 1401

Greenwood Village, Colorado 80111

303-414-1100

As of the date of this Prospectus, Advisor Class shares are not available for purchase.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the Fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference. The Fund is authorized to offer two classes of shares: Institutional Class and Advisor Class.

FUND SUMMARY

BRC LARGE CAP FOCUS EQUITY FUND

Investment Objective

The BRC Large Cap Focus Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation that will exceed the S&P 500® Index over a three- to five-year time horizon.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class Shares	Advisor Class Shares
Management Fees[1]	0.47%	0.47%
Distribution [and/or Service] (12b-1) Fees	None	0.25%
Other Expenses	5.97%	5.97%
Total Annual Fund Operating Expenses	6.44%	6.69%
Fee Waiver/Expense Reimbursement[2]	(5.89)%	(5.89)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[2]	0.55%	0.80%

[1]	Management fees have been restated to reflect the Board of Trustees approval on June 12, 2013 of an amended investment advisory agreement that reduced the management fee to 0.47%. Prior to that time, the management fee under the agreement was 0.75%.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 29, 2016, so that the Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to April 1, 2013, the expense cap was 0.84%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Adviser and Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Both the one year number and the three year number shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$56	$812	$2,178	$5,422
Advisor Class	$82	$887	$2,291	$5,599

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the period December 21, 2012 through October 31, 2013, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in U.S. common stocks of large capitalization issuers that are within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of January 31, 2014, the S&P 500® Index included companies with market capitalizations between $3 billion and $450 billion.

BRC Investment Management LLC (the “Adviser”) is the investment adviser to the Fund. BRC is an acronym for “Bounded Rationality Concepts” which reinforces the Adviser’s strong ties to the field of behavioral economics which, generally speaking, focuses on the psychological effects of social and emotional factors on the economic decisions of individuals and institutions. The Adviser’s investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary behavioral valuation techniques, the Adviser seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The first step in the Adviser’s investment process is to apply a series of internally developed and proprietary quantitative models to the investment universe (securities within the S&P 500® Index plus other select large cap U.S. equities). The Adviser’s quantitative model—which includes several sub-models that seek to anticipate security analyst behavior, predict earnings surprises, and assess valuation—ranks all stocks in the investible universe on a daily basis. These rankings correspond to the greater or lesser likelihood of a particular company announcing a positive earnings surprise or receiving a positive analyst revision—events which are often associated with excess stock returns. The Adviser performs the ranking on a sector-by-sector basis, giving it a diversified set of top securities, and selects those it believes to be the most attractive 10% of securities from each sector.

Next, the Adviser’s equity analysts conduct fundamental research on each of our top investment prospects. Given the behavioral anomalies and inefficiencies that the Adviser believes in, the Adviser’s fundamental analysts focus on the drivers of estimate revisions, earnings surprises, and valuation as they choose and monitor portfolio investments. Instead of creating better forecasts of corporate profitability (relative to Wall Street sell-side or other buy-side analysts), the analysts strive to profit from changing expectations, ‘unexpected’ earnings surprises, systematic forecasting errors made by Wall Street analysts, and under-reaction to current information. In particular, the Adviser focuses on earnings persistence and the core drivers of earnings surprises and estimate revisions; with the goal of identifying companies that possess attractive economic characteristics, return drivers, and accounting methods. Additionally, the Adviser’s analysts leverage their awareness of behavioral finance (and the many biases and heuristics that drive investor decisions) to profit from investors’ reaction and under-reaction to data, including information associated with positive events predicted by the Adviser’s quantitative models.

The Fund will normally hold a core position of between 30 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Fund’s portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is designed to create a weight that is in proportion to the weighting of the equivalent benchmark index sector.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index. The Fund may invest in the securities of other investment companies including exchange-traded funds (“ETFs”) and index ETFs and cash.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Portfolio Turnover Risk. The Fund may trade actively and experience high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect individual investor’s performance results.

Other Investment Company Risk. The Fund may incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter: 1st Quarter, 2013, 11.24%

Worst Quarter: 2nd Quarter, 2013, (0.27)%

	One Year	Since Inception (12/21/2012)
The Fund – Institutional Class
Before Taxes	30.98%	30.58%
After Taxes on Distributions	30.69%	30.30%
After Taxes on Distributions and Sale of Fund Shares	17.60%	23.23%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	29.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 272-1214.

Portfolio Management

Investment Adviser. BRC Investment Management LLC.

Portfolio Managers. John R. Riddle, CFA has been the portfolio manager of the Fund since inception in December 2012. He is Managing Principal and Chief Investment Officer of BRC Investment Management LLC.

Mark F. Jaeger, CFA, CPA has been the portfolio manager of the Fund since inception in December 2012. He is Principal and Head of Quantitative Analysis and Chief Compliance Officer of BRC Investment Management LLC.

Sharon L. Ward, CFA has been the portfolio manager of the Fund since inception in December 2012. She is Principal and Head of Fundamental Analysis of BRC Investment Management LLC.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page              of the prospectus.

BRC MID CAP DIVERSIFIED EQUITY FUND

Investment Objective

The BRC Mid Cap Diversified Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation that will exceed the Russell Midcap® Index over a three- to five-year time horizon.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares		Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None
Redemption Fee	None		None
Fee for Redemptions Paid by Wire	$15.00		$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class Shares		Advisor Class Shares
Management Fees	0.59%		0.59%
Distribution [and/or Service] (12b-1) Fees	None		0.25%
Other Expenses[1]	x.xx	%	x.xx	%
Total Annual Fund Operating Expenses	x.xx	%	x.xx	%
Fee Waiver/Expense Reimbursement[2]	(x.xx	)%	(x.xx	)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[2]	x.xx	%	x.xx	%

[1]	Based on estimated amounts for the Fund’s initial fiscal year.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 29, 2016, so that the Total Annual Fund Operating Expenses does not exceed 0.85%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Both the one year number and the three year number shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year		Three Years
Institutional Class	$	xxx	$	xxx
Advisor Class	$	xxx	$	xxx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in U.S. common stocks of mid capitalization issuers that are within a range of the market capitalizations of the issuers represented in the Russell Midcap® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 800 smallest companies (31% of total capitalization) in the Russell 1000® Index. The Russell Midcap Index® has a weighted average market capitalization as of January 31, 2014 of approximately $11.5 billion, median capitalization of $5.8 billion, and market capitalization of the largest company $32.8 billion. The Index is reconstituted annually so that stocks that have outgrown the Index can be removed and new entries added.

BRC Investment Management LLC (the “Adviser”) is the investment adviser to the Fund. BRC is an acronym for “Bounded Rationality Concepts” which reinforces the Adviser’s strong ties to the field of behavioral economics which, generally speaking, focuses on the psychological effects of social and emotional factors on the economic decisions of individuals and institutions. The Adviser’s investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary behavioral valuation techniques, the Adviser seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The first step in the Adviser’s investment process is to apply a series of internally developed and proprietary quantitative models to the investment universe (securities within the Russell Midcap® Index). The Adviser’s quantitative model—which includes several sub-models that seek to anticipate security analyst behavior, predict earnings surprises, and assess valuation—ranks all stocks in the investible universe on a daily basis. These rankings correspond to the greater or lesser likelihood of a particular company announcing a positive earnings surprise or receiving a positive analyst revision—events which are often associated with excess stock returns. The Adviser performs the ranking on a sector-by-sector basis, giving it a diversified set of top securities, and selects those it believes to be the most attractive 10% of securities from each sector.

Next, the Adviser’s equity analysts conduct fundamental research on each of our top investment prospects. Given the behavioral anomalies and inefficiencies that the Adviser believes in, the Adviser’s fundamental analysts focus on the drivers of estimate revisions, earnings surprises, and valuation as they choose and monitor portfolio investments. Instead of creating better forecasts of corporate profitability (relative to Wall Street sell-side or other buy-side analysts), the analysts strive to profit from changing expectations, ‘unexpected’ earnings surprises, systematic forecasting errors made by Wall Street analysts, and under-reaction to current information. In particular, the Adviser focuses on earnings persistence and the core drivers of earnings surprises and estimate revisions with the goal of identifying companies that possess attractive economic characteristics, return drivers, and accounting methods. Additionally, the Adviser’s analysts leverage their awareness of behavioral finance (and the many biases and heuristics that drive investor decisions) to profit from investors’ reaction and under-reaction to data, including information associated with positive events predicted by the Adviser’s quantitative models.

The Fund will normally hold a core position of between      and      common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Fund’s portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is designed to create a weight that is in proportion to the weighting of the equivalent benchmark index sector.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index. The Fund may invest in the securities of other investment companies including exchange-traded funds (“ETFs”) and index ETFs and cash.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Portfolio Turnover Risk. The Fund may trade actively and experience high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect individual investor’s performance results.

Mid Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Other Investment Company Risk. The Fund may incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Performance data current to the most recent month end may be obtained by calling (877) 272-1214.

Portfolio Management

Investment Adviser. BRC Investment Management LLC.

Portfolio Managers. John R. Riddle, CFA has been the portfolio manager of the Fund since inception in             , 2014. He is Managing Principal and Chief Investment Officer of BRC Investment Management LLC.

Mark F. Jaeger, CFA, CPA has been the portfolio manager of the Fund since inception in             , 2014. He is Principal and Head of Quantitative Analysis and Chief Compliance Officer of BRC Investment Management LLC.

Sharon L. Ward, CFA has been the portfolio manager of the Fund since inception in             , 2014. She is Principal and Head of Fundamental Analysis of BRC Investment Management LLC.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page              of the prospectus.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Advisor Class: $2,500 for all account types Institutional Class: $100,000 for all account types There is no minimum amount for subsequent investments.	By Mail: BRC Funds [Insert name of specific Fund(s)] Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206
By Phone: (877) 272-1214

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Funds’ Transfer Agent by calling (877) 272-1214, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Funds’ distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT

STRATEGIES AND RELATED RISKS

BRC LARGE CAP FOCUS EQUITY FUND

Investment Objective of the Fund

The investment objective of the BRC Large Cap Focus Equity Fund (the “Fund”) is to achieve long-term capital appreciation that will exceed the S&P 500® Index over a three- to five-year time horizon.

The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in U.S. common stocks of large capitalization issuers that are within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of January 31, 2014, the S&P 500® Index included companies with market capitalizations between $3 billion and $450 billion.

BRC Investment Management LLC (the “Adviser”) is the investment adviser to the Fund. BRC is an acronym for “Bounded Rationality Concepts” which reinforces the Adviser’s strong ties to the field of behavioral economics which, generally speaking, focuses on the psychological effects of social and emotional factors on the economic decisions of individuals and institutions. While much of this economic theory is based on the notion that investors behave consistently and efficiently, the Adviser believes there are clear boundaries to the degree of rationality that both professional and individual investors are able to apply. The Adviser’s investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary behavioral valuation techniques, the Adviser seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The first step in the Adviser’s investment process is to apply a series of internally developed and proprietary quantitative models to the investment universe (securities within the S&P 500® Index plus other select large cap U.S. equities). The Adviser’s quantitative model—which includes several sub-models that seek to anticipate security analyst behavior, predict earnings surprises, and assess valuation—ranks all stocks in the investible universe on a daily basis. These rankings correspond to the greater or lesser likelihood of a particular company announcing a positive earnings surprise or receiving a positive analyst revision—events which are often associated with excess stock returns. The Adviser performs the ranking on a sector-by-sector basis, giving it a diversified set of top securities, and selects those it believes to be the most attractive 10% of securities from each sector.

Next, the Adviser’s equity analysts conduct fundamental research on each of our top investment prospects. Given the behavioral anomalies and inefficiencies that the Adviser believes in, the Adviser’s fundamental analysts focus on the drivers of estimate revisions, earnings surprises, and valuation as they choose and monitor portfolio investments. Instead of creating better forecasts of corporate profitability (relative to Wall Street sell-side or other buy-side analysts), the analysts strive to profit from changing expectations, ‘unexpected’ earnings surprises, systematic forecasting errors made by Wall Street analysts, and under-reaction to current information. In particular, the Adviser focuses on earnings persistence and the core drivers of earnings surprises and estimate revisions: with the goal of identifying companies that possess attractive economic characteristics, return drivers, and accounting methods. Additionally, the Adviser’s analysts leverage their awareness of behavioral finance (and the many biases and heuristics that drive investor decisions) to profit from investors’ reaction and under-reaction to data, including information associated with positive events predicted by the Adviser’s quantitative models.

The Fund will normally hold a core position of between 30 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Fund’s portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is designed to create a weight that is in proportion to the weighting of the equivalent benchmark index sector.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index. The Fund may invest in the securities of other investment companies including exchange-traded funds (“ETFs”) and index ETFs and cash. The Fund may invest in ETFs to facilitate a large cash flow.

The Adviser analyzes risks of the Fund’s portfolio that can be managed by the Adviser as part of the investment process. The Adviser’s proprietary model is used to provide daily data on 17 different risk factors, and the exposure of the Fund’s portfolio to those factors. Some of the factors the Adviser focuses on include; value factors (price-to-book, price-to-earnings, price to sales, and price to cash flow); medium-term and short-term momentum; market capitalization; beta; and volatility. For some factors, such as those associated with the rankings determined by the Adviser’s proprietary quantitative models, the Adviser desires to have consistent, high exposure. For factors that the Adviser does not believe will have a negative impact on the Fund’s performance, the Adviser will cause the Fund to have a neutral exposure to minimize the risk in the portfolio compared to the benchmark. The Adviser’s risk measurements, such as beta and standard deviation, are typically neutral to the benchmark and sometimes smaller. Maximum cash balances for the Fund typically range between 1% and 3%.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies. The Fund typically holds a portfolio security for 6-12 months. The turnover rate is driven by the Adviser’s sell criteria which are driven by the declining quantitative ranking of a portfolio holding. Based on the Adviser’s internal cost/benefit analysis, the specific level of decline established within the sell criteria is the optimal level to trade the security.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are described below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. The Fund’s net asset value may decline as a result of this risk.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Portfolio Turnover Risk. The Fund may trade actively and experience high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect individual investor’s performance results.

Other Investment Company Risk. The Fund may incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

Non-Diversification Risk. The Fund is non-diversified under the 1940 Act. However, because it intends to qualify as a “regulated investment company” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain diversification requirements. These include the requirement that at the end of each tax quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. government securities) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses. An investment in a non-diversified fund may entail greater price risk than an investment in a diversified fund. The Fund will be subject to more investment risk and potential for volatility than a diversified fund because the performance of an individual security in the Fund’s portfolio will have a greater impact on the Fund’s overall performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of capital appreciation.

•	Investors who want exposure to the large cap securities markets.

•	Investors willing to accept price fluctuations in their investment.

BRC MID CAP DIVERSIFIED EQUITY FUND

Investment Objective of the Fund

The investment objective of the BRC Mid Cap Diversified Equity Fund (the “Fund”) is to achieve long-term capital appreciation that will exceed the Russell Midcap® Index over a three- to five-year time horizon.

The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in U.S. common stocks of mid capitalization issuers that are within a range of the market capitalizations of the issuers represented in the Russell Midcap® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 800 smallest companies (31% of total capitalization) in the Russell 1000® Index. The Russell Midcap Index® has a weighted average market capitalization as of January 31, 2014 of approximately $11.5 billion, median capitalization of $5.8 billion, and market capitalization of the largest company $32.8 billion. The Index is reconstituted annually so that stocks that have outgrown the Index can be removed and new entries added.

BRC Investment Management LLC (the “Adviser”) is the investment adviser to the Fund. BRC is an acronym for “Bounded Rationality Concepts” which reinforces the Adviser’s strong ties to the field of behavioral economics which, generally speaking, focuses on the psychological effects of social and emotional factors on the economic decisions of individuals and institutions. While much of this economic theory is based on the notion that investors behave consistently and efficiently, the Adviser believes there are clear boundaries to the degree of rationality that both professional and individual investors are able to apply. The Adviser’s investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary behavioral valuation techniques, the Adviser seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The first step in the Adviser’s investment process is to apply a series of internally developed and proprietary quantitative models to the investment universe (securities within the Russell Midcap® Index). The Adviser’s quantitative model—which includes several sub-models that seek to anticipate security analyst behavior, predict earnings surprises, and assess valuation—ranks all stocks in the investible universe on a daily basis. These rankings correspond to the greater or lesser likelihood of a particular company announcing a positive earnings surprise or receiving a positive analyst revision—events which are often associated with excess stock returns. The Adviser performs the ranking on a sector-by-sector basis, giving it a diversified set of top securities, and selects those it believes to be the most attractive 10% of securities from each sector.

Next, the Adviser’s equity analysts conduct fundamental research on each of our top investment prospects. Given the behavioral anomalies and inefficiencies that the Adviser believes in, the Adviser’s fundamental analysts focus on the drivers of estimate revisions, earnings surprises, and valuation as they choose and monitor portfolio investments. Instead of creating better forecasts of corporate profitability (relative to Wall Street sell-side or other buy-side analysts), the analysts strive to profit from changing expectations, ‘unexpected’ earnings surprises, systematic forecasting errors made by Wall Street analysts, and under-reaction to current information. In particular, the Adviser focuses on earnings persistence and the core drivers of earnings surprises and estimate revisions with the goal of identifying companies that possess attractive economic characteristics, return drivers, and accounting methods. Additionally, the Adviser’s analysts leverage their awareness of behavioral finance (and the many biases and heuristics that drive investor decisions) to profit from investors’ reaction and under-reaction to data, including information associated with positive events predicted by the Adviser’s quantitative models.

The Fund will normally hold a core position of between      and      common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Fund’s portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is designed to create a weight that is in proportion to the weighting of the equivalent benchmark index sector.

The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index. The Fund may invest in the securities of other investment companies including exchange-traded funds (“ETFs”) and index ETFs and cash.

The Adviser analyzes risks of the Fund’s portfolio that can be managed by the Adviser as part of the investment process. The Adviser’s proprietary model is used to provide daily data on 17 different risk factors, and the exposure of the Fund’s portfolio to those factors. Some of the factors the Adviser focuses on include; value factors (price-to-book, price-to-earnings, price to sales, and price to cash flow); medium-term and short-term momentum; market capitalization; beta; and volatility. For some factors, such as those associated with the rankings determined by the Adviser’s proprietary quantitative models, the Adviser desires to have consistent, high exposure. For factors that the Adviser does not believe will have a negative impact on the Fund’s performance, the Adviser will cause the Fund to have a neutral exposure to minimize the risk in the portfolio compared to the benchmark. The Adviser’s risk measurements, such as beta and standard deviation, are typically neutral to the benchmark and sometimes smaller. Maximum cash balances for the Fund typically range between 1% and 3%.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies. The Fund typically holds a portfolio security for 6-12 months. The turnover rate is driven by the Adviser’s sell criteria which are driven by the declining quantitative ranking of a portfolio holding. Based on the Adviser’s internal cost/benefit analysis, the specific level of decline established within the sell criteria is the optimal level to trade the security.

The Adviser may sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary strategies.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are described below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. The Fund’s net asset value may decline as a result of this risk.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Portfolio Turnover Risk. The Fund may trade actively and experience high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect individual investor’s performance results.

Mid Cap Risk. The Fund will be exposed to risks associated with making investments in medium capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Medium capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

Other Investment Company Risk. The Fund may incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of capital appreciation.

•	Investors who want exposure to the mid cap securities markets.

•	Investors willing to accept price fluctuations in their investment.

Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $2,500 for all account types for Advisor Class Shares and $100,000 for all account types for Institutional Class Shares. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Funds may waive or lower investment minimums for investors who invest in the Funds through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Funds, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

BRC Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	BRC Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 272-1214 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Funds’ transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds and their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by a Fund. Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to the specific BRC Fund in which you want to invest

Checks should be sent to the Funds at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus. To send a bank wire, call Shareholder Services at (877) 272-1214 to obtain instructions.

Automatic Investment Plan

You may make regular investments in each Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (877) 272-1214 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (877) 272-1214.

Distribution Plan

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class shares and allows the Funds to pay for services provided to Fund shareholders (the “Advisor Class Plan”). The Advisor Class Plan allows shareholders of the Funds to pay annual 12b-1 expenses of 0.25% of the Advisor Class average daily net assets.

With respect to the Advisor Class Plan, over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of a Fund’s assets on an on-going basis.

The Institutional Class Shares are not subject to a 12b-1 fee.

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. You may be prohibited or restricted from making future purchases in the Funds. Checks should be made payable to the Funds. The Funds and their transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds’ transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees.

By Mail. You may redeem any part of your account in the Funds at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

BRC Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	BRC Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after a Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 272-1214 if you have questions. At the discretion of the Funds or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in the Funds by calling Shareholder Services at (877) 272-1214. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds and their transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or their transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

Frequent Purchases and Redemptions

The Funds has been designed as long-term investments and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds (i.e., typically domestic securities of large and mid capitalization issuers). The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 272-1214. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent via check by the Fund and not cashed within 180 days will be reinvested in the Funds at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Funds.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may redeem all of your shares in the Fund on 45 days’ written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Funds to the minimum amount within the 45 day period. All shares of the Funds also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close a Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (“NAV”). Each Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). Each Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form. In the event, a Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Each Fund’s assets generally are valued at their market value. If market prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Funds may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Funds (with the assistance of its service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with the Funds, has agreed to provide the Funds pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and each Fund’s valuation procedures.

Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by a Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that a Fund’s fair value methodology is inappropriate. Each Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. Each Fund (and its service providers) continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent a Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Funds typically distribute to their shareholders as dividends substantially all of their net investment income and any realized net capital gains. These distributions are automatically reinvested in the Funds unless you request cash distributions on your application or through a written request to the Fund. The Funds expect that their distributions will consist primarily of income and net realized capital gains. The Funds declare and pay dividends at least annually. Net investment income distributed by the Funds generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Funds automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Funds will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by the Funds that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Funds.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the Funds’ shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in the Funds.

The Funds expect to distribute substantially all of their net investment income and net realized gains to their shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Funds may invest in foreign securities against which foreign tax may be withheld. If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Funds to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. Each Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

MANAGEMENT OF THE FUNDS

Adviser. BRC Investment Management LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado 80111, serves as adviser to each Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was formed in 2005.

The BRC Large Cap Focus Equity Fund and BRC Mid Cap Diversified Equity Fund pay the Adviser a fee at an annual rate equal to 0.47% and 0.59%, respectively, of each Fund’s average daily net assets. A discussion of the factors that the Board of Trustees considered in approving the BRC Large Cap Focus Equity Fund’s advisory agreement is contained in the Fund’s semi-annual report for the fiscal period ended April 30, 2013. A discussion of the factors that the Board of Trustees considered in approving the BRC Mid Cap Diversified Equity Fund’s advisory agreement will be contained in the Fund’s semi-annual report for the fiscal period ended April 30, 2014. The Adviser provides high-quality professional expertise for individuals, high net worth individuals, pension and profit sharing plans, charitable organizations and other corporations. As of December 31, 2013, BRC Investment Management LLC had assets under management of $694.8 million. BRC Investment Management LLC is 100% employee owned. The four original principals/owners are: John Riddle, CFA – Managing Principal/Chief Investment Officer (55%); Mark Jaeger, CPA, CFA – Principal and Head of Quantitative Analysis (15%); Sharon Ward, CFA – Principal and Head of Fundamental Analysis (15%); and David DuRie – Principal and Head of New Business Development and Client Service (15%). All owners have been with the firm since its inception.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses of the BRC Large Cap Focus Equity Fund, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 0.55% of the net assets of the Fund. Prior to April 1, 2013, the expense cap was 0.84%. The contractual agreement is effective through February 29, 2016. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. For the fiscal year ended October 31, 2013, the Adviser waived its entire advisory fee with respect to the Fund and reimbursed certain Fund expenses pursuant to its agreement to cap the Fund’s expenses.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses of the BRC Mid Cap Diversified Equity Fund, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 0.85% of the net assets of the Fund. The contractual agreement is effective through February 29, 2016. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

If you invest in the Funds through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Funds’ behalf. This fee may be based on the number of accounts or may be a percentage of the average value of a Fund’s shareholder accounts for which the financial intermediary provides services. The Funds may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Funds’ transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Funds, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Funds and the nature of the services provided by the financial intermediary. Although neither the Fund nor the Adviser pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Funds’ shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Funds may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

Portfolio Managers.

John R. Riddle, CFA – Managing Principal and Chief Investment Officer of the Adviser. Mr. Riddle has over 32 years of investment management experience. Mr. Riddle has been with the Adviser since its inception in 2005. Mr. Riddle is an equity owner in the Adviser. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. He is responsible for portfolio manager, investment research and quantitative analysis. Mr. Riddle previously held the positions of President/CIO at Duff & Phelps Investment Management Co., CEO/Chief Investment Officer with Capital West Asset Management LLC, Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc. and Senior Financial Analyst with GTE, Inc. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts. Mr. Riddle belongs to the CFA Institute.

Mark F. Jaeger, CFA, CPA – Principal, Head of Quantitative Analysis, and Chief Compliance Officer of the Adviser. Mr. Jaeger has over 27 years of investment management experience. Mr. Jaeger has been with the Adviser since its inception in 2005. Mr. Jaeger is an equity owner in the Adviser. He holds a Bachelor of Science in Accounting from the University of Denver. He is responsible for portfolio management, investment research and quantitative analysis. Mr. Jaeger previously held the positions of Managing Director of Equities at Duff & Phelps Investment Management Co., Controller of Mountain Division at Comcast; Executive Director at AT&T Broadband; CFO/CIO at Colorado Intergovernmental Risk Sharing Agency and Auditor at Arthur Anderson & Co. Mr. Jaeger holds the designation of Chartered Financial Analyst and is a Certified Public Accountant. He is a member of the American Institute of Certified Public Accountants and the Colorado Society of Certified Public Accountants. Mr. Jaeger belongs to the CFA Institute.

Sharon L. Ward, CFA – Principal and Head of Fundamental Analysis of the Adviser. Ms. Ward has over 17 years of investment management experience. Ms. Ward has been with the Adviser since its inception in 2005. Ms. Ward is an equity owner in the Adviser. She is responsible for portfolio management, investment research and fundamental investment process. Ms. Ward previously held the positions of Managing Director of Equities for Duff & Phelps Investment Management Co.; Sell-Side Research Analyst at William Blair & Company; and Executive Consultant at Peterson Consulting. Ms. Ward holds the designation of Chartered Financial Analyst and is a member of the CFA Society Chicago. Ms. Ward belongs to the CFA Institute.

The Funds’ SAI provides additional information about the Funds’ portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of each Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Funds since their inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The BRC Large Cap Focus Equity Fund’s financial statements for the period ending October 31, 2013 were audited by                     , Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is available from the Fund upon request without charge.

[FINANCIAL HIGHLIGHTS TO BE SUPPLIED]

Appendix

ADVISER’S PRIOR PERFORMANCE – LARGE CAP CONCENTRATED

INSTITUTIONAL COMPOSITE

The data below is provided to illustrate the past performance of BRC Investment Management LLC, the Fund’s adviser, in managing substantially similar equity accounts as measured against market indices, and does not represent the performance of the BRC Large Cap Focus Equity Fund, nor should it be considered a substitute for the Fund’s performance. You should not consider this performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the BRC Large Cap Focus Equity Fund.

The BRC Large Cap Concentrated Institutional Composite (the “Composite”) represents all fully discretionary advisory accounts that are managed in accordance with the BRC investment strategy – the BRC Large Cap Focus Equity Fund has substantially similar objectives, policies and strategies as the discretionary advisory accounts.

BRC Investment Management LLC claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS® standards. BRC Investment Management LLC has been independently verified by                      for the periods May 23, 2005 through September 30, 2013. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS® standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS® standards. The Composite has been examined for the periods May 23, 2005 through September 30, 2013. The verification and performance examination reports are available upon request.

BRC Investment Management LLC

Large Cap Concentrated Institutional Composite

Performance Presentation and Disclosure

Year Ended	Composite Annual Gross- of-Fees Return (%)	Composite Annual Net- of-Fees Return (%)	Benchmark – S&P 500® Index Return (%)	Composite Internal Dispersion (%)	Composite 3- Year Standard Deviation (%)	Benchmark 3- Year Standard Deviation (%)	Composite Number of Portfolios	Total Composite Assets (US Millions)	Total Firm Assets (US Millions)
2013	32.37	31.95	32.39	0.21	13.83	11.94	18	327.8	694.85
2012	18.63	18.25	16.00	0.23	16.74	15.09	12	252.8	483.6
2011	2.14	1.80	2.11	0.06	19.47	18.70	12	253.2	540.1
2010	14.22	13.71	15.06	0.17	21.07	21.85	14	268.1	699.5
2009	22.43	21.87	26.46	0.65	18.53	19.63	9	166.4	483.4
2008	-32.34	-32.68	-37.00	0.22	14.94	15.08	9	143.5	349.5
2007	14.77	14.13	5.49	0.03	9.37	7.68	3	100.0	442.2
2006	13.49	12.83	15.80	0.06	10.23	6.82	3	88.0	266.7

2005	11.63	10.92	4.91	0.02	11.23	9.04	4	99.3	163.7
2004	24.50	23.78	10.88	0.06	14.00	14.85	3	79.2	N/A
2003	32.01	31.17	28.68	0.41	15.54	18.06	4	79.7	N/A
2002	-19.58	-20.13	-22.06	0.62	16.32	18.54	4	63.1	N/A
2001	-12.85	-13.39	-11.93	0.28	16.00	16.71	4	76.0	N/A
2000	9.51	8.85	-9.10	0.25	18.55	17.42	4	98.0	N/A
1999	15.67	14.86	21.04	0.48	18.22	16.52	8	150.0	N/A
1998	21.82	21.10	28.58	0.41	18.13	16.01	7	111.0	N/A
1997	45.69	44.83	33.36	—	—	—	4	46.0	N/A
1996	41.04	40.02	22.96	—	—	—	4	5.0	N/A

N/A = The inception of the firm, BRC Investment Management LLC, was May 2005. See disclosure below regarding performance record of a past firm.

NOTES

1.	BRC Investment Management LLC is an independent investment adviser registered under the Investment Advisers Act of 1940.

2.	The Large Cap Concentrated Institutional Composite was created May 23, 2005. It is an equity composite that consists of discretionary, fee-paying accounts under management, including terminated accounts. From June 1997 through the present, this composite includes all Large Cap Concentrated accounts over $2 million that have been under management for at least one month. Prior to June 1997 the account minimum was $100 thousand. All accounts have target allocations to large-cap securities of at least 90%. Beginning July 1, 2002, any account that has a cash flow larger than 10% of the composite, or that causes the portfolio to be not fully invested in the strategy, is removed from the composite. Beginning January 1, 2010 composite policy also requires the temporary removal of any portfolio incurring a significant cash flow larger than 50% of portfolio assets. The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite in the month following the cash flow or full investment in the strategy. Additional information regarding the treatment of significant cash flows is available upon request. Performance results prior to BRC Investment Management LLC’s formation May 23, 2005, represent accounts managed by the firm’s employees and members, who made up substantially all the investment decision makers, at a prior investment management firm. The firm’s Managing Principal and Chief Investment Officer John R. Riddle, CFA is the author of the academic research that formed the investment philosophy of this investment strategy. Mr. Riddle also created the proprietary quantitative models that are the foundation of the investment process and he has been directly involved in the day to day investment process since the strategy’s inception on January 1, 1996. In 2003 the investment resources available to this strategy were expanded with the addition of two (2) experienced portfolio manager/analysts Mark F Jaeger, CFA, CPA and Sharon L. Ward, CFA. A complete list and description of firm composites is available upon request.

3.	The benchmark for the composite is the S&P 500® Index. Like the composite, the benchmark returns include the reinvestment of income, but do not include trading costs, management fees or other costs.

4.	The U.S. dollar is the currency used to express performance.

5.	Gross-of-fees performance returns are presented before management and custodial fees but after all trading expenses. Net-of-fees performance returns are calculated by deducting the actual management fees from the gross composite return.

6.	The management fee schedule for large cap institutional accounts is as follows: 0.75% on the first $10 million, 0.60% on the next $15 million, 0.55% on the next $25 million, 0.45% on the next $50 million, and assets over $100 million subject to negotiation.

7.	Composite internal dispersion is calculated using the asset-weighted standard deviation of all portfolios that were included in the composite for the entire year. Three year standard deviation is calculated using the square root of the Variance. The Variance is defined as the average of the squared differences from the Mean. Standard deviation is commonly used to measure confidence in statistical conclusions. A low standard deviation indicates that the data points tend to be very close to the mean; high standard deviation indicates that the data points are spread out over a large range of values.

8.	Past performance is not to be construed as a guarantee of future performance. Actual results may differ from composite results depending upon the size of the account, investment objectives and restrictions, the amount of transaction and related costs, significant cash flows into or out of the account, the inception date of the account and other factors. Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

Composite Annualized Returns for Period Ending December 31, 2013
	YTD	1 Yr	3 Yr	5 Yr	10 Yr	Inception
BRC Large Cap Concentrated Institutional Composite—Net	31.95%	31.95%	16.68%	17.10%	10.11%	11.68%
BRC Large Cap Concentrated Institutional Composite—Gross	32.37%	32.37%	17.06%	17.53%	10.63%	12.29%
S&P 500 ® Index	32.41%	32.41%	16.18%	17.93%	7.40%	8.28%

The private accounts represented in the Composite for which results are reported are not subject to the same types of expenses as the Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended. Consequently, the performance results for such private accounts could have been adversely affected if they had been subject to mutual fund regulations. In addition, the operating expenses incurred by the accounts included were lower than the anticipated operating expenses of the Fund, and, accordingly, those expenses generally have less of an adverse effect on the performance results of the Composite. Had the Fund’s expenses been reflected, the performance results of the Composite would have been reduced. The Composite is presented net of any applicable sales charges.

The methodology for calculating Composite versus Fund returns differs in that Fund performance is calculated using daily valuations and Composite performance is calculated using monthly valuations. For periods greater than one year the Fund uses average annual returns while the Composite uses a geometrically linking time weighted internal rate of return. If the Composite performance had been calculated with the SEC methodology (Fund) rather than the GIPS® standards, results may have been substantially different.

ADVISER’S PRIOR PERFORMANCE – MID CAP DIVERSIFIED COMPOSITE

The data below is provided to illustrate the past performance of BRC Investment Management LLC, the Fund’s adviser, in managing substantially similar equity accounts as measured against market indices, and does not represent the performance of the BRC Mid Cap Diversified Equity Fund, nor should it be considered a substitute for the Fund’s performance. You should not consider this performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the BRC Mid Cap Diversified Equity Fund.

The BRC Mid Cap Diversified Composite (the “Composite”) represents all fully discretionary advisory accounts that are managed in accordance with the BRC investment strategy – the BRC Mid Cap Diversified Equity Fund has substantially similar objectives, policies and strategies as the discretionary advisory accounts.

BRC Investment Management LLC claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS® standards. BRC Investment Management LLC has been independently verified by                      for the periods May 23, 2005 through September 30, 2013. The verification reports are available upon request. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS® standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS® standards. Verification does not ensure the accuracy of any specific composite information.

BRC Investment Management LLC

Mid Cap Diversified Composite

Performance Presentation and Disclosure

Year Ended	Composite Annual Gross-of- Fees Return (%)	Composite Annual Net- of-Fees Return (%)	Benchmark- Russell Midcap® Index Return (%)	Composite Internal Dispersion (%)	Composite 3-Year Standard Deviation (%)	Benchmark 3-Year Standard Deviation (%)	Composite Number of Portfolios	Total Composite Assets (US Millions)	Composite Assets with a Bundled Fee (%)	Total Firm Assets (US Millions)
2013	42.94	41.88	34.76	0.05	15.99	14.03	13	38.9	13.6	694.8
2012	17.94	16.54	17.28	0.01	18.90	17.20	9	4.2	74.1	483.6
2011	5.47	4.33	-1.55	0.06	21.05	21.55	11	4.3	70.3	540.1
2010	35.19	33.66	25.48	0.06	23.70	26.46	11	5.0	75.2	699.5
2009	29.11	27.59	40.48	0.27	N/A	N/A	13	4.4	79.3	483.4
2008	-32.42	-33.23	-41.46	0.99	N/A	N/A	11	3	74.1	349.5
N/A = Not applicable due to insufficient number of periods.

NOTES

1.	The firm, BRC Investment Management LLC, is an independent investment adviser registered under the Investment Advisers Act of 1940.

2.	The Mid Cap Diversified Composite was created December 31, 2007. It is an equity composite that consists of fully discretionary, fee-paying regular and wrap accounts under management, including terminated accounts. This composite includes all Mid Cap Diversified accounts over $100 thousand that have been under management for at least one month. All accounts have target allocations to mid-cap securities of at least 90%. Any account that has a cash flow larger than 10% of the composite is removed from the composite. Beginning January 1, 2010 composite policy also requires the temporary removal of any portfolio incurring a significant cash flow larger than 50% of portfolio assets. The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite in the month following the cash flow or full investment in the strategy. Additional information regarding the treatment of significant cash flows is available upon request. A complete list and description of firm composites is available upon request.

3.	The benchmark for the composite is the Russell Midcap Index. Like the composite, the benchmark returns include the reinvestment of income, but do not include trading costs, management fees or other costs.

4.	The U.S. dollar is the currency used to express performance.

5.	Net-of-fees performance returns are calculated by deducting the actual management fees and trading costs, or a bundled (wrap) fee, from the gross composite return. Bundled fee accounts make up a portion of the composite for all periods shown as disclosed above. Wrap fee schedules are provided by independent wrap sponsors and are available upon request from the respective wrap sponsor.

6.	The management fee schedule is as follows: 1.00% on the first $5 million, 0.85% on the next $5 million, 0.75% on the next $40 million, 0.65% on the next $50 million, 0.50% on any amount thereafter. In addition to a management fee, some accounts pay an all-inclusive fee to a wrap sponsor which is based on a percentage of assets under management. Along with brokerage commissions, this fee may include portfolio monitoring, consulting services, and custodial services.

7.	Composite Internal dispersion is calculated using the asset-weighted standard deviation of all portfolios that were included in the composite for the entire year.

8.	Supplemental Information—Gross-of-fees performance returns are presented before management, custodial fees and trading expenses on bundled fee accounts.

9.	Past performance is not to be construed as a guarantee of future performance. Actual results may differ from composite results depending upon the size of the account, investment objectives and restrictions, the amount of transaction and related costs, significant cash flows into or out of the account, the inception date of the account and other factors. Policies for valuing portfolios, calculating performance, and preparing compliant presentations are available upon request.

Composite Annualized Returns for Period Ending December 31, 2013
	YTD	1 Yr	3 Yr	5 Yr	10 Yr	Inception
BRC Mid Cap Diversified Composite—Net	41.88%	41.88%	21.15%	24.09%	n/a	11.91%
BRC Mid Cap Diversified Composite—Gross	42.94%	42.94%	19.93%	25.42%	n/a	13.14%
Russell Midcap ® Index	34.76%	34.76%	15.88%	22.36%	n/a	8.21%

ADDITIONAL INFORMATION ABOUT THE INDICES

BRC Large Cap Focus Equity Fund

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P, S&P 500 and STANDARD & POOR’S are registered trademarks of Standard & Poor’s Financial Services LLC.

BRC Mid Cap Diversified Equity Fund

Russell Midcap® Index is a market capitalization-weighted index of 800 smallest companies (31% of total capitalization) in the Russell 1000® Index. The Index is reconstituted annually so that stocks that have outgrown the Index can be removed and new entries added.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

The inclusion of a stock in an index does not imply that it is a good investment.

FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail each Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about each Fund and its investment restrictions, risks, policies, and operations, including the Funds’ policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and Annual and Semi-Annual Reports, and request other information about the Funds or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) 272-1214. You may also request other information about the Funds and make shareholder inquiries. The requested documents will be sent within three business days of receipt of the request. The Funds currently do not have a website.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

BRC Funds

BRC Large Cap Focus Equity Fund

BRC Mid Cap Diversified Equity Fund

A Series of the Valued Advisers Trust

Statement of Additional Information

June __, 2014

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the BRC Large Cap Focus Equity Fund and BRC Mid Cap Diversified Equity Fund (the “Funds”) dated June             , 2014. This SAI incorporates by reference the BRC Large Cap Focus Equity Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2013. A free copy of the Prospectus or Annual Report can be obtained by writing Huntington Asset Services, Inc., the Fund’s transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at (877) 272-1214.

As of the date of this SAI, Advisor Class shares are not available for purchase.

DESCRIPTION OF THE TRUST AND THE FUNDS

The BRC Large Cap Focus Equity Fund (the “Large Cap Fund” or “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”) and the BRC Mid Cap Diversified Equity Fund (the “Mid Cap Fund” or “Fund”) is an open-end diversified series of the Trust. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are one of a series of funds authorized by the Trustees. Each Fund offers two classes of shares: Institutional Class Shares and Advisor Class Shares. Each Fund’s investment adviser is BRC Investment Management LLC (the “Adviser”).

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and their transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends, and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Funds, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ Prospectus. For a description of the methods used to determine the share price and value of a Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Funds have authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are

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authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at a Fund’s net asset value (plus any applicable sales charge) next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

CONSIDERATIONS

This section contains additional information about the investments the Funds may make and some of the techniques they may use.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B. Investment Company Securities. The Funds may invest in the securities of other investment companies, including index exchange-traded funds (“ETFs”) and index mutual funds (also called underlying funds). These underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. When the Funds invest in underlying funds they will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, the Funds will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performance is directly related to the ability

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of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Funds’ assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although the Funds believe that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

The Funds may invest in securities issued by other investment companies. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act, which with the exception of master/feeder arrangements, fund of fund arrangements and certain money market fund investments, generally include a prohibition that a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Funds may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the

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conditions specified in such orders. Additionally, in accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Funds may also invest in ETFs and other investment companies that have not received such exemptive orders as long as each Fund (and all of its affiliated persons, including the Adviser) does not acquire more than 3% of the total outstanding stock of such underlying fund, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an underlying fund purchased in reliance on Section 12(d)(1)(F), the underlying fund is not obligated to redeem an amount exceeding 1% of the underlying fund’s outstanding shares during a period of less than 30 days.

As of the date of this Registration Statement the SEC has proposed Rule 12d1-4 under the 1940 Act. Subject to certain conditions, proposed Rule 12d1-4 would provide an exemption to permit acquiring funds to invest in ETFs in excess of the limits of section 12(d)(1), including those described above.

C. Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements. To the extent that the Funds engage in a temporary, defensive strategy, the Funds may not achieve their investment objectives.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Each Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Large Cap Fund’s portfolio turnover rate for the period December 21, 2012 (commencement of operations) to October 31, 2013 was 154%.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Funds will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the

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time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that a Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. Each Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

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Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Each Fund’s Adviser is BRC Investment Management LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado 80111. BRC Investment Management LLC was formed in 2005 by John Riddle, Mark Jaeger, Sharon Ward and David DuRie and is 100% employee owned.

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.47% for the Large Cap Fund and 0.59% for the Mid Cap Fund of the average daily net assets of that Fund. Prior to June 12, 2013, the management fee for the Large Cap Fund was 0.75%

With regard to the Large Cap Fund, the Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until February 29, 2016, so that the ratio of total annual operating expenses does not exceed 0.55% for the Fund. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and shareholder services (12b-1) fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. Prior to April 1, 2013, the expense cap was 0.84%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

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The following table describes the advisory fees paid to the Adviser by the Large Cap Fund for the periods indicated. As of the date of this SAI, the Mid Cap Fund had not yet commenced operations.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees Paid
October 31, 2013(1)	$17,368	($198,220)	($180,852)

(1)	For the period December 21, 2012 (commencement of operations) through October 31, 2013.

With regard to the Mid Cap Fund, the Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until February 29, 2016, so that the ratio of total annual operating expenses does not exceed 0.85% for the Fund. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and shareholder services (12b-1) fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The Adviser retains the right to use the name “BRC” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “BRC” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

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About the Portfolio Managers

John R. Riddle, Mark F. Jaeger, and Sharon L. Ward have been the portfolio managers of the Large Cap Fund since its inception in 2012 and the Mid Cap Fund since its inception in 2014. As of October 31, 2013, the Portfolio Managers were responsible for managing the following types of accounts, in addition to the Funds:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Pooled Investment Vehicles	0	0	0	0
Other Accounts	384	$686.0 million	0	0

Compensation: The Portfolio Managers receive compensation from the Adviser based on firm-wide profits as they each have an ownership interest in the Adviser.

Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Funds as for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Funds available to other clients. As a result, there may be circumstances under which the Funds and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Funds. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Funds, or purchase or sell an investment for the Funds and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. The Portfolio Managers may also carry on investment activities for their own account(s) and/or the accounts of family members. As a result of these activities, the Portfolio Managers are engaged in substantial activities other than on behalf of the Funds, and may have differing economic interests in respect of such activities.

The Funds are required to show the dollar amount range of each Portfolio Manager’s beneficial ownership of shares of the Funds as of the most recently completed fiscal year. Because the Mid Cap Fund is new, as of the date of this SAI, the Portfolio Managers do not beneficially own shares of the Mid Cap Fund.

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Ownership of Fund Shares: As of October 31, 2013, the Portfolio Managers owned shares of the Large Cap Fund in the following ranges:

Portfolio Manager	Dollar Range of Equity Securities in the Large Cap Fund
John Riddle	$100,001 - $500,000
Mark Jaeger	$10,001 - $50,000
Sharon Ward	$10,001 - $50,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

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The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ira Cohen, 54, Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005—present).
Andrea N. Mullins, 46, Independent Trustee, December 2013 to present.	Private investor; Principal Financial Officer, Treasurer and Vice President, Eagle Asset Management, Inc. (investment adviser) (2004 – 2010).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 49, Trustee and Chairman, June 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011 to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee; the Pricing Committee; and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the year, the Audit Committee met six times.

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The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Funds’ fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the year, the Pricing Committee met two times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the past year, the Governance and Nominating Committee met five times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Ira Cohen – Mr. Cohen has over 20 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 20 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

R. Jeffrey Young – Mr. Young has over 20 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

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The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

R. Jeffrey Young, 49, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer of Dreman Contrarian Funds from March 2011to February 2013; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010.

John C. Swhear, 52, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Interim President of the Unified Series Trust since March 2012, and Senior Vice President from May 2007 to March 2012; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds from March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010.

Carol J. Highsmith, 49, Vice President, August 2008 to present; Secretary, March 2014 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration.

Matthew J. Miller, 37, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of Huntington Funds since February 2010.

Bryan W. Ashmus, 41, Principal Financial Officer and Treasurer, December 2013 to present	Vice President, Financial Administration, Huntington Asset Services, Inc., since September 2013; Chief Financial Officer and Treasurer, The Huntington Strategy Shares and The Huntington Funds Trust since November 2013; Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., 2005 to 2013.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 14 series.

The table below shows for each Trustee, the amount of Large Cap Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2013 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

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Name of Trustee	Dollar Range of Equity Securities in the Large Cap Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Ira Cohen	A	A
Andrea Mullins	A	A
Interested Trustee
R. Jeffrey Young	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Funds on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Funds incur its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Funds will increase or decrease as series are added or removed from the Trust.

Independent Trustees***	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira Cohen **	$2,143	$0	$0	$30,000
Andrea Mullins	$2,143	$0	$0	$30,000

*	As of the date of this SAI, the Trust consists of 14 series. The Board revised its compensation schedule as of January 1, 2014. Under the new compensation arrangement, each Fund pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust and the total assets of each series relative to the overall assets of the Trust. Under the new compensation arrangements, each Independent Trustee will receive base compensation of $30,000. Each Independent Trustee will also receive additional compensation for serving as the chairperson of one of the Trust’s standing committees.
**	For the fiscal year ended October 31, 2013, Mr. Cohen received $2,000 from the Funds.
***	For the fiscal year ended October 31, 2013, Dr. Merwyn R. Vanderlind received $2,000 from the Funds. Dr. Vanderlind resigned as a Trustee to the Trust effective January 15, 2014.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the management agreement with the Adviser.

As of the date of this SAI, the Trustees and officers of the Trust own beneficially none of the outstanding shares of the Funds. The Mid Cap Fund has not commenced operations prior to the date of this SAI and therefore that Fund does not have any shareholders who beneficially own of record 5% or more of the outstanding shares of the Fund.

As of             , 2014, the following persons were deemed to be control persons or principal shareholders of the Funds: [to be updated]

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BRC LARGE CAP FUND

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	_____%	Record

Jay Brammer 10291 N. Meridian Street, Ste 200 Indianapolis, IN 46290	_____%	Beneficial

Cindy Brammer 10291 N. Meridian Street, Ste 200 Indianapolis, IN 46290	_____%	Beneficial

Premier Health Care Services, Inc. 332 Congress Park Drive Dayton, OH 45459	_____%	Beneficial

ANTI MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Funds’ overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Funds, the Funds’ transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Funds to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Funds. The Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Funds, or in cases where the Funds are requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Funds’ portfolio decisions and placing the Funds’ portfolio transactions. In executing transactions and selecting brokers or dealers for the Funds, the Adviser will seek to obtain the best overall terms available for the Funds. It is the Adviser’s policy to seek the best execution available with respect to each transaction, in light of the overall quality of brokerage and

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research services provided to it or its clients. Best execution is not limited to obtaining the lowest commissions but involves seeking the most favorable terms for a transaction reasonably under the circumstances. In selecting brokers for portfolio transactions, the Adviser considers, without limitation, the overall direct net economic results to an account, including both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, responsiveness to the Adviser and the financial strength and stability of the broker. Receipt of products or services other than brokerage or research is not a factor in allocating brokerage. The sale of Fund shares may not be considered when determining the firms that are to execute brokerage transactions for the Funds.

Subject to the criteria of Section 28(e) of the Securities and Exchange Act of 1934 (“Section 28(e)”), the Adviser may pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transactions in recognition of the value of the brokerage and research services provided by or through the broker. The Adviser believes it is important to its investment decision-making processes to have access to independent research. Research furnished by brokers may be used to service any or all of the Adviser’s clients and may be used in connection with accounts other than those making the payment to the broker providing the research. When the Adviser uses client brokerage commissions to obtain research products and services, it receives a benefit because it does not have to produce or pay for the research products and services. The Adviser may have an incentive to select or recommend a broker-dealer based on our interest in receiving the research products and services, rather than on clients’ interests in receiving the most favorable execution.

Brokerage and research services provided by brokers include effecting securities transactions and performing services incidental thereto including clearance, settlement, and custody, and providing information regarding: the economy; industries; sectors of securities; individual companies; statistical information; taxation; political developments; legal developments; technical market action; pricing and appraisal services; credit analysis; risk measurement analysis and performance analysis. Such research services are received primarily in the form of written reports, telephone contacts and personal meetings with security analysts. In addition, research services include access to various computer-generated data, computer software, and meetings arranged with corporate and industry spokespersons, economists and government representatives. In some cases, research services are generated by third parties but are provided to the Adviser by or through brokers. Such brokers may pay for all or a portion of computer software costs relating to the pricing of securities. The Adviser uses a variety of securities quotation hardware and software for day-to-day portfolio management of the Fund and also for pricing its portfolio accounting needs. Most of the services include additional statistics, analytical tools and news used solely for portfolio management purposes.

Where the Adviser receives both non-research (administrative or accounting) and research benefits from the services provided by brokers, it makes a good faith allocation between the non-research and research portion of the services received and will pay directly for the non-research portion. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Adviser’s allocation of

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the costs of such services and benefits between those that primarily benefit the Adviser and those that primarily benefit its clients. The Adviser addresses this conflict by documenting a reasonable allocation between eligible and ineligible uses and keeping adequate books and records concerning allocations to enable it to make the required good faith determination of the reasonableness of the commissions in relation to the value of brokerage and research services.

The following table sets forth the brokerage commissions paid by the Funds on their portfolio brokerage transactions during the periods shown:

Fiscal Period End*	Brokerage Commissions
October 31, 2013**	$8,339

*	As of the date of this SAI, the Mid Cap Fund had not yet commenced operations.
**	For the period December 21, 2012 (commencement of operations) through October 31, 2013.

CODES OF ETHICS

The Trust, the Distributor and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Funds, free of charge, by calling the Funds at (877) 272-1214. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any

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time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Funds have ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg L.P., Standard & Poor’s, Thompson Reuters and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Funds. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Funds’ top portfolio holdings available on their websites and may make the Funds’ complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Adviser, nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Funds do not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about the Funds, including, but not limited to, how the Funds’ investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of the Funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Funds may be based on a Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the

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Funds and thus have similar portfolio holdings. The sponsors of these other products owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Funds disclose their portfolio holdings.

Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Funds’ portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing a Fund’s portfolio holdings. Finally, the Funds will not disclose portfolio holdings as described above to third parties that the Funds know will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Funds’ shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees. The Adviser votes the Funds’ proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Funds arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

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You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (877) 272-1214 to request a copy, or by writing to Huntington Asset Services, Inc., the Funds’ transfer agent, at 2960 N. Meridian Street, Indianapolis, IN 46208. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Funds with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Funds’ proxy voting record will be available to shareholders free of charge upon request by calling or writing the Funds as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of a Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available (including when they are not reliable), such securities may be valued at a fair value pursuant to guidelines established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. Fair valued securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis.

Each Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

        Net Assets = Net Asset Value Per Share

Shares Outstanding

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REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of a Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Funds.

STATUS AND TAXATION OF THE FUNDS

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

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A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisers with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, each Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

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Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (s) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If each Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Funds intend to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which a Fund paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

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To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Funds’ distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Funds will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the non-qualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Funds from their investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if

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designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that a Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Funds receive qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Form 1099 will instead serve this notice purpose.

As a RIC, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

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The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Funds may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Funds on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Funds is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Funds generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen Average Cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

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For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Commodities. In August, 2011, the Internal Revenue Service (“IRS”) suspended the issuance of private letter rulings that authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities through Controlled Foreign Corporation and Commodity-Linked Notes. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS suggests that the tax treatment of such investments is now subject to some uncertainty.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by a Fund are not immediately included in the income of a Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or deliver the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

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Certain covered call writing activities of the Funds may trigger the U.S. federal income tax straddle rules of Section 1092 of the Internal Revenue Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Funds as well as listed non-equity options written or purchased by the Funds on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Internal Revenue Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, the Funds’’transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Funds are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Funds have made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax. The Funds will monitor their transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Funds’ investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its

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taxable income and net tax-exempt income (if any). If there is a difference between a Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Funds’ taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in the Funds’ income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

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In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Funds when, as and if they invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Exchange-Traded Notes and Privately Issued Notes. The Funds may invest in ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Privately issued notes are similar to ETNs except that they are not are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The U.S. federal income tax treatment of ETNs and privately issued note is uncertain in many respects. The IRS has issued very limited guidance. Most ETN prospectuses, PPMs, and SAIs decline to address issues applicable to a RIC’s investment in an ETN in light of the uncertainty.

Although ETNs and privately issued notes are in form indebtedness, they are generally not treated as debt for tax purposes because the return on such a note does not have a clear “interest” component that is based primarily upon the time value of money. For U.S. federal income tax purposes, in most cases the issuer of the ETN or privately issued note and the investors agree to treat all such notes, except certain currency ETNs, as prepaid executory contracts (such as a forward contract) with respect to the relevant index. If such a note were treated in this manner, investors would recognize gain or loss upon the sale, redemption, or maturity of their note in an amount equal to the difference between the amount they receive at such time and their tax basis

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in the note. Investors generally agree to treat such gain or loss as capital gain or loss, except with respect to those notes for which investors agree to treat such gain or loss as ordinary. Investors in instruments characterized as prepaid forward contracts typically, although not invariably, take the position that they are not required to accrue any income other than stated coupons, if any.

One key question is whether the income generated by an ETN or privately issued notes is good income for purposes of the RIC qualification tests. There is some uncertainty on this subject. The general approach in this regard is to look to the underlying benchmark or strategy. Certain benchmarks or strategies are similar to investments that produce good income and thus the thinking is that the ETNs or privately issued notes would produce good income. On the other hand, other benchmarks or strategies are similar to investments that do not produce good income and thus such ETNs or privately issued notes would not produce good income. Note, however, that there is no guidance on this subject.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Funds may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs and REMICs. To the extent such investments are permissible for the Funds, the Funds may invest in REITs. The Funds’ investments in REIT equity securities may result in the Funds’ receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may also require the Funds to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Funds may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would not have continued to hold. Dividends received by the Funds from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

The Funds may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Funds’ income (including income allocated to the Funds from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to U.S. federal income tax in all

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events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, should the Funds invest in such interests, it may not be a suitable investment for charitable remainder trusts, as noted below.

In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below).

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Funds if shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Funds recognize “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds the Funds’ investment company taxable income (after taking into account deductions for dividends paid by the Funds).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

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Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Funds in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to avoid the imposition of that tax. For example, if the Funds are in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Funds will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Funds may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Funds’ taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Funds to avoid taxation. Making either of these elections therefore may require the Funds to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Funds’ total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Funds may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Funds’ transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Funds to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds do not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

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Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under legislation originally enacted in 2004, which was extended, the Funds were generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions were generally not subject to U.S. tax withholding. Although the Funds made allowable designations for dividends declared, the provision expired for the Funds’ tax years beginning after 2012. Although the U.S. Congress is considering an extension of the provision, there can be no assurance that the provision will be extended. If the provision is extended, distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Effective January 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2015) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present

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in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Funds or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Funds to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Funds from a lower-tier regulated investment company or REIT that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Funds, if they were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of the Funds’ assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

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If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Funds should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of

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Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Funds after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Funds with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Funds require to comply with the new rules. Persons investing in the Funds through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Funds.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

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CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Funds’ investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

For its custodial services, the Custodian receives a monthly fee from each Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0150 % of the first $ 50 million of market value; 0.0125 % of the next $ 50 million of market value; and 0.0100 % of market value in excess of $ 100 million. The Custodian also receives various transaction-based fees. Custodial fees are subject to a $ 300 monthly minimum fee per Fund account.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Funds’ transfer agent, fund accountant, and administrator. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Distributor. The officers of the Trust also are officers and/or employees of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from each Fund of $1.50 per shareholder account (subject to a minimum annual fee of $20,000) for these transfer agency services.

In addition, Huntington provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from each Fund at an annual rate equal to 0.04% of the Fund’s average daily net assets up to $100 million, 0.02% of the Fund’s average daily net assets from $100 million to $250 million, 0.01% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.005% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $25,000).

Huntington also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from each Fund equal to an annual rate of 0.07% of the Fund’s average daily net assets under $100 million, 0.05% of the Fund’s average daily net assets from $100 million to $250 million, and 0.04% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.02% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $37,500). Huntington also receives a compliance program services fee of $250 per month from each Fund.

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The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds during the periods indicated.

Fiscal Period Ended	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
October 31, 2013 (1)	$29,612	$21,573	$32,358

(1)	For the period December 21, 2012 (commencement of operations) through October 31, 2013.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of              has been selected as Independent Registered Public Accounting Firm for the Funds for the fiscal year ending October 31, 2014.              will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Ste. 310, Leawood, KS 66211, serves as legal counsel for the Trust and Funds.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Funds. Certain officers of the Trust are also officers of the Distributor. As a result, such persons are affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Advisor Class Shares. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement.

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The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of Advisor Class Shares the Funds in connection with the promotion and distribution of the Funds’ shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently their investment objectives and to realize economies of scale.

FINANCIAL STATEMENTS

The financial statements and the report of the independent registered public accounting firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2013. You can obtain the Annual Report without charge by calling Shareholder Services at (877) 272-1214 or upon written request to:

Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

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EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of the Fund (each an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Advisor of the Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of the Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

A-1

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If the Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of the Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

A-2

EXHIBIT B

BRC Investment Management LLC

Proxy Voting Policy and Procedures

Policy

BRC Investment Management LLC, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. With respect to those Client accounts for which BRC is not authorized to vote proxies or to give consents in connection with corporate actions, BRC directs such Clients to arrange to receive proxy solicitation materials directly from their account custodians. In certain Wrap Programs, BRC may not be delegated the responsibility to vote proxies held by the Wrap Program accounts and, instead, the Sponsor or another service provider will generally vote such proxies. Clients in such Wrap Programs should contact the Sponsor for a copy of the Sponsor’s proxy voting policies.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

BRC Investment Management LLC has adopted procedures to implement the firm’s policy and reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

•	All employees will forward any proxy materials received on behalf of clients to the Chief Compliance Officer;

•	The Chief Compliance Officer, or designee(s) will determine which client accounts hold the security to which the proxy relates;

•	Absent material conflicts and in accordance with BRC voting guidelines or any client specific guidelines, the Chief Compliance Officer will determine how the proxy will be voted;

•	The Chief Compliance Officer, or designee(s), will vote the proxy in a timely and appropriate manner.

Disclosure

•	BRC Investment Management LLC will provide information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how BRC Investment Management LLC voted a client’s proxies, and that clients may request a copy of these policies and procedures.

•	On an annual basis the Chief Compliance Officer, or designee(s), will send an Annual Offer to all current advisory clients, offering a current copy of the firm’s Disclosure Document that shall include the information regarding proxy voting.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer.

•	In response to any request Chief Compliance Officer will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how BRC Investment Management LLC voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

•	In the absence of specific voting guidelines from the client, BRC Investment Management LLC will vote proxies in the best interests of each particular client. BRC Investment Management LLC’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on BRC Investment Management LLC’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

•	BRC Investment Management LLC will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit service.

•	BRC Investment Management LLC will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

•	In reviewing proposals, BRC Investment Management LLC will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Conflicts of Interest

•	BRC Investment Management LLC will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of BRC Investment Management LLC with the issuer of each security to determine if BRC Investment Management LLC or any of its employees has any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the Chief Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	BRC Investment Management LLC will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Chief Compliance Officer, or designee(s), shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•	These policies and procedures and any amendments;

•	Each proxy statement that BRC Investment Management LLC receives;

•	A record of each vote that BRC Investment Management LLC casts;

•	Any document BRC Investment Management LLC created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Chief Compliance Officer, if applicable;

•	A copy of each written request from a client for information on how BRC Investment Management LLC voted such client’s proxies, and a copy of any written response.

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1. The Governance and Nominating Committee of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1. The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3. The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees

APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	(i) Interim Investment Advisory Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 143 filed March 14, 2014 (File No. 811-22208).

(ii) Investment Advisory Agreement between the Trust and Golub Group, LLC – To be filed.

(d)(2)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed December 9, 2009 (File No. 811-22208).

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(5)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(d)(6)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(d)(7)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(d)(8)	(i) Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(ii) Amendment to the Investment Advisory Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No. 811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(d)(11)

(i) Investment Advisory Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(ii) Amendment to the Investment Advisory Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 137 filed February 28, 2014 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(d)(14)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(15)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(16)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(17)	Investment Subadvisory Agreement between SMI Advisory Services, LLC and Reams Asset Management – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(18)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(d)(19)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(20)	Investment Advisory Agreement between the Trust and Epicurus Fund Management, S.A.P.I. de C.V. - To be filed.

(d)(21)	Investment Advisory Agreement between the Trust and BRC Investment management LLC with respect to the BRC Mid Cap Diversified Equity Fund – To be filed.

(e)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed July 6, 2009 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and Citibank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(g)(5)	Custody Agreement between the Trust and FOLIOfn Investments, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(g)(6)	Custody Agreement between the Trust and Huntington National Bank with respect to the Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(h)(4)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(h)(5)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(h)(6)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(h)(7)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(h)(8)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(h)(9)

(i) Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(ii) Amended Schedule A to the Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and BRC Investment Management LLC – To be filed.

(h)(10)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(h)(11)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(h)(12)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(h)(13)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed (September 23, 2013 (File No. 811-22208).

(h)(14)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(h)(15)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Epicurus Fund Management, S.A.P.I. de C.V. - To be filed.

(h)(16)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013 (File No. 811-22208).

(h)(17)	(i) Interim Expense Limitation Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 143 filed March 14, 2014 (File No. 811-22208).

(ii) Expense Limitation Agreement between the Trust and Golub Group, LLC – To be filed.

(h)(18)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed February 28, 2013 (File No. 811-22208).

(h)(19)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 105 filed February 28, 2013 (File No. 811-22208).

(h)(20)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013 (File No. 811-22208).

(h)(21)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 92 filed December 13, 2012 (File No. 811-22208).

(h)(22)	Expense Limitation Agreement between the Trust and Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed September 28, 2012 (File No. 811-22208).

(h)(23)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 141 filed February 28, 2014 (File No. 811-22208).

(h)(24)	Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 140 filed February 28, 2014 (File No. 811-22208).

(h)(25)	Amended Expense Limitation Agreement between the Trust and BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed May 30, 2013 (File No. 811-22208).

(h)(26)	Expense Limitation Agreement between the Trust and Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(h)(27)	Expense Limitation Agreement between the Trust and Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 139 filed February 28, 2014 (File No. 811-22208).

(h)(28)	Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed February 28, 2014 (File No. 811-22208).

(h)(29)	Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(h)(30)	Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(h)(31)	Expense Limitation Agreement between the Trust and Epicurus Fund Management, S.A.P.I. de C.V. —To be filed.

(h)(32)	Expense Limitation Agreement between the Trust and BRC Investment Management LLC with respect to the BRC Mid Cap Diversified Equity Fund – To be filed.

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(i)(6)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed February 28, 2013 (File No.
811-22208).

(i)(7)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund (now known as the Longview Tactical Allocation Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(i)(8)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(i)(9)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 file May 30, 2013 (File No.
811-22208).

(i)(10)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(i)(11)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013
(File No. 811-22208).

(i)(12)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(i)(13)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 105 filed February 28, 2013 (File No. 811-22208).

(i)(14)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Tactical Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 109 filed March 1, 2013 (File No. 811-22208).

(i)(15)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 128 filed September 27, 2013 (File No. 811-22208).

(i)(16)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(i)(17)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Mitchell Capital All-Cap Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(i)(18)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(i)(19)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(i)(20)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel with respect to the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(i)(21)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 141 filed February 28, 2014 (File No. 811-22208).

(i)(22)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 140 filed February 28, 2014 (File No. 811-22208).

(i)(23)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 120 filed May 30, 2013 (File No. 811-22208).

(i)(24)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(i)(25)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(i)(26)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(i)(27)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 137 filed February 28, 2014 (File No. 811-22208).

(i)(28)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed February 28, 2014 (File No. 811-22208).

(i)(29)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 139 filed February 28, 2014 (File No. 811-22208).

(i)(30)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Sound Mind Investing Fund, the Sound Mind Investing Balanced Fund, and the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed February 28, 2014 (File No. 811-22208).

(i)(31)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BRC Mid Cap Diversified Equity Fund – To be filed.

(j)(1)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed May 30, 2013 (File No. 811-22208).

(j)(2)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed February 28, 2013 (File No. 811-22208).

(j)(3)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 127 filed September 27, 2013 (File No. 811-22208).

(j)(4)	Consent of Ashland Partners & Company, LLP, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 119 filed May 30, 2013 (File No. 811-22208).

(j)(5)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 105 filed February 28, 2013 (File No. 811-22208).

(j)(6)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 120 filed May 30, 2013 (File No. 811-22208).

(j)(7)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Longview Tactical Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 109 filed March 1, 2013 (File No. 811-22208).

(j)(8)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Cloud Capital Strategic Large Cap Fund, and Cloud Capital Strategic Mid Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 128 filed September 27, 2013 (File No. 811-22208).

(j)(9)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 141 filed February 28, 2014 (File No. 811-22208).

(j)(10)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 140 filed February 28, 2014 (File No. 811-22208).

(j)(11)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 137 filed February 28, 2014 (File No. 811-22208).

(j)(12)	Consent of Ashland Partners & Company, LLP, with respect to the BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 137 filed February 28, 2014 (File No. 811-22208).

(j)(13)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Mitchell Capital All-Cap Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(j)(14)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 139 Filed February 28, 2014 (File No. 811-22208).

(j)(15)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Sound Mind Investing Fund, the Sound Mind Investing Balanced Fund, and the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed February 28, 2014 (File No. 811-22208).

(j)(16)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(j)(17)	Consent of ACA Beacon Verification Services, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(j)(18)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed February 28, 2014 (File No. 811-22208).

(j)(19)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(j)(20)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the BRC Mid Cap Diversified Equity Fund – To be filed.

(j)(21)	Consent of Ashland Partners & Company, LLP, with respect to the BRC Mid Cap Diversified Equity Fund – To be filed.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for Geier Strategic Total Return Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed October 26, 2011 (File No. 811-22208).

(m)(5)	Distribution Plan under Rule 12b-1 for Longview Global Allocation Fund (now known as the Longview Tactical Allocation Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(m)(6)	Distribution Plan under Rule 12b-1 for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(m)(7)	Distribution Plan under Rule 12b-1 for Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(m)(8)	(i) Distribution Plan under Rule 12b-1 for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(ii) Amended Distribution Plan under Rule 12b-1 for BRC Large Cap Focus Equity Fund and BRC Mid Cap Diversified Equity Fund – To be filed.

(m)(9)	Distribution Plan under Rule 12b-1 for Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(m)(10)	Distribution Plan under Rule 12b-1 for BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(m)(11)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(m)(12)	Distribution Plan under Rule 12b-1 for Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(n)(1)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for TEAM Asset Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 filed September 22, 2011 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed July 11, 2012 (File No. 811-22208).

(n)(4)	(i) Rule 18f-3 Plan for BRC Large Cap Focus Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(ii) Amended Rule 18f-3 Plan for BRC Large Cap Focus Equity Fund and BRC Mid Cap Diversified Equity Fund – To be filed.

(n)(5)	Rule 18f-3 Plan for Dreman Contrarian Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(n)(6)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(n)(6)	Rule 18f-3 Plan for Epicurus Mexico Fixed Income Local Currency Fund – To be filed.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(p)(3)	Code of Ethics for TEAM Financial Asset Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).

(p)(4)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(5)	Code of Ethics for Independence Capital Asset Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(6)	Code of Ethics for Unified Financial Securities, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(7)	Code of Ethics for Geier Asset Management, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-22208).

(p)(8)	Code of Ethics for Angel Oak Capital Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-22208).

(p)(9)	Code of Ethics for Longview Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-22208).

(p)(10)	Code of Ethics for Cloud Capital, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-22208).

(p)(11)	Code of Ethics for Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(p)(12)	Code of Ethics for Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 93 filed December 13, 2012 (File No. 811-22208).

(p)(13)	Code of Ethics for BRC Investment Management LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed December 20, 2012 (File No. 811-22208).

(p)(14)	Code of Ethics for Mitchell Capital Management Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 99 filed February 1, 2013 (File No. 811-22208).

(p)(15)	Code of Ethics for Dreman Value Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(p)(16)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(p)(17)	Code of Ethics for Reams Asset Management – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(p)(18)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(p)(19)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(p)(20)	Code of Ethics for Epicurus Fund Management, S.A.P.I. de C.V. - To be filed.

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208); and Registrant’s Post-Effective Amendment No. 134 filed February 3, 2014 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

	(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, Inc., H C Capital Trust, Huntington Funds, and Unified Series Trust.

	(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Paula G. Jurcenko*	President	None
John C. Swhear**	Chief Compliance Officer	Vice President and Chief Compliance Officer
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Varanont O. Ruchira**	Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None

* The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215
** The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

	(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

	(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, TEAM Asset Strategy Fund, Geier Strategic Total Return Fund, Angel Oak Multi-Strategy Income Fund, Longview Tactical Allocation Fund, Green Owl Intrinsic Value Fund, Granite Value Fund, BRC Large Cap Focus Equity Fund, BRC Mid Cap Diversified Equity Fund, Mitchell Capital All-Cap Growth Fund, Dreman Contrarian Small Cap Value Fund, BFS Equity Fund, Dana Large Cap Equity Fund, Sound Mind Investing Fund, Sound Mind Investing Balanced Fund, SMI Dynamic Allocation Fund, and Epicurus Mexico Fixed Income Local Currency Fund).

	(b)	Citibank, N.A., 388 Grenwich Street, New York, New York 10013 (records relating to its functions as custodian for LS Opportunity Fund).

	(c)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

	(d)	TEAM Financial Asset Management, LLC, 800 Corporate Circle, Suite 106, Harrisburg, Pennsylvania 17110 (records relating to its function as the investment adviser to TEAM Asset Strategy Fund).

	(e)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

	(f)	Independence Capital Asset Partners, LLC, 1400 16th Street, Suite 520, Denver, Colorado 80202 (records relating to its function as investment sub-adviser to LS Opportunity Fund).

	(g)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Trust).

	(h)	Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Trust).

	(i)	Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104 (records relating to its function as investment adviser to Geier Strategic Total Return Fund).

	(j)	Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Rd. NW, Suite 1080, Atlanta, Georgia 30342 (records relating to its function as investment adviser to Angel Oak Multi-Strategy Income Fund).

	(k)	Longview Capital Management, LLC, 2 Mill Road, Suite 105, Wilmington, Delaware 19806 (records relating to its function as investment adviser to Longview Tactical Allocation Fund).

	(l)	Cloud Capital, LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135 (records relating to its function as investment adviser to Cloud Capital Strategic Large Cap Fund and Cloud Capital Strategic Mid Cap Fund).

	(m)	FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102 (records relating to its function as custodian for Cloud Capital Strategic Large Cap Fund, and Cloud Capital Strategic Mid Cap Fund).

	(n)	Kovitz Investment Group, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

	(o)	Granite Investment Advisors, Inc., 11 S. Main St., Suite 501, Concord, New Hampshire 03302 (records relating to its function as investment adviser to Granite Value Fund).

	(p)	BRC Investment Management LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado 80111 (records relating to its function as investment adviser to BRC Large Cap Focus Equity Fund and BRC Mid Cap Diversified Equity Fund).

	(q)	Mitchell Capital Management Co., 11460 Tomahawk Creek Parkway, Suite 410, Leawood, Kansas 66211 (records relating to its function as investment adviser to Mitchell Capital All-Cap Growth Fund).

	(r)	Dreman Value Management, LLC, Harborside Financial Center, Plaza 10, Suite 800, Jersey City, New Jersey 07311 (records relating to its function as investment adviser to Dreman Contrarian Small Cap Value Fund).

	(s)	SMI Advisory Services, LLC, 11135 Baker Hollow Road, Columbus, Indiana 47201 (records relating to its function as investment adviser to the Sound Mind Funds).

	(t)	Reams Asset Management, a division of Scout Investment Advisors, Inc., 227 Washington Street, Columbus, Indiana 47202 (records relating to its function as subadviser to the Sound Mind Funds).

	(u)	Bradley, Foster & Sargent, Inc., 185 Asylum St., City Place II, Hartford, Connecticut 06103 (records relating to its function as investment adviser to the BFS Equity Fund).

	(v)	Dana Investment Advisors, Inc., 15800 W. Bluemound Road, Suite 250, Brookfield, Wisconsin 53005 (records relating to its function as investment adviser to the Dana Large Cap Equity Fund).

	(w)	Epicurus Fund Management, S.A.P.I. de C.V., Paseo de las Palmas 425 – 1003, Lomas de Chapultepec, Mexico, D.F. 11003 (records relating to its function as investment adviser to the Epicurus Mexico Fixed Income Local Currency Fund).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 153 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 22nd day of April, 2014.

VALUED ADVISERS TRUST

By:	*
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	April 22, 2014
Andrea N. Mullins, Trustee	Date

*	April 22, 2014
Ira Cohen, Trustee	Date

*	April 22, 2014
R. Jeffrey Young, President and Trustee	Date

*	April 22, 2014
Bryan W. Ashmus, Treasurer and Principal	Date
Financial Officer

* By:	/s/ Carol J. Highsmith	April 22, 2014
Carol J. Highsmith, Vice President, Attorney in Fact		Date